Income Taxes (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
IncomeTaxDisclosureNarrativeLineItems [Line Items]
Net operating loss	$ 71,700,000		$ 67,700,000	$ 20,400,000
Operation loss carry forwards			$ 16,551,647	5,030,672
Operating loss carryforwards, limitations on use description			Pursuant to Section 382 of the Internal Revenue Code of 1986, as amended, a corporation that undergoes an “ownership change,” generally defined as a cumulative increase of more than 50 percentage points in the stock ownership of 5% shareholders within a rolling three-year period may have its ability to utilize pre-change net operating loss (“NOL”) carryforwards and certain other tax attributes significantly limited on an annual basis.
Income tax benefit			$ (58,470)	43,859,686
Deferred tax assets liabilities net	$ 46,300,000	$ 45,700,000	45,827,725	$ 44,350,832
State of Colorado [Member]
IncomeTaxDisclosureNarrativeLineItems [Line Items]
Operation loss carry forwards			$ 21,400,000